Contract Assets - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract assets [line items]
Contract Assets	¥ 474	¥ 478
Third parties [member]
Disclosure of contract assets [line items]
Contract Assets	447	454
China Telecom Group [member]
Disclosure of contract assets [line items]
Contract Assets	¥ 27	¥ 24